Shareholders' equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Real	R$ 6,000,000	R$ 6,200,000
Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,700,000
Interest On Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 191.84	R$ 217.92
Interest On Capital [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	221.02	239.71
Interest On Capital [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	412.86	457.63
Interest On Capital [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	163.06	185.23
Interest On Capital [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.37	203.75
Interest On Capital [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.43	R$ 388.98
Interest On Capital 1 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,500,000
Interest On Capital 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 191.62	R$ 192.03
Interest On Capital 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	210.78	211.23
Interest On Capital 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	402.40	403.26
Interest On Capital 1 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	162.88	163.22
Interest On Capital 1 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.16	179.55
Interest On Capital 1 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.04	R$ 342.77
Interest On Capital 2 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,500,000
Interest On Capital 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 191.67	R$ 192.07
Interest On Capital 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	210.83	211.28
Interest On Capital 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	402.50	403.35
Interest On Capital 2 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	162.92	163.26
Interest On Capital 2 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.21	179.58
Interest On Capital 2 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.13	R$ 342.84
Interest On Capital 3 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,300,000	R$ 1,120,000
Interest On Capital 3 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 166.10	R$ 143.42
Interest On Capital 3 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	182.71	157.76
Interest On Capital 3 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	348.81	301.18
Interest On Capital 3 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	141.18	121.91
Interest On Capital 3 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	155.30	134.10
Interest On Capital 3 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 296.48	R$ 256.00
Dividends [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 200,000	R$ 380,000
Dividends [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 25.55	R$ 48.66
Dividends [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	28.11	53.53
Dividends [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	53.66	102.19
Dividends [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	25.55	48.66
Dividends [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	28.11	53.53
Dividends [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 53.66	R$ 102.19